Subsequent Events - Additional Information (Details) - Inspirato [Member] - USD ($) $ in Millions		9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Subsequent Event [Line Items]
Business Combination, Consideration Transferred		$ 1,070
Business Combination, Valuation adjusted upward		20
Minimum [Member]
Subsequent Event [Line Items]
Business Combination, Integration Related Costs		$ 15
Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 1,070
Business Combination, Valuation adjusted upward	20
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Business Combination, Integration Related Costs	$ 15